EQUITY - Stated share capital (Details) - ZAR (R) R / shares in Units, R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued share capital
Issued share capital	R 6,187.9	R 6,173.3	R 6,157.9
Ordinary shares
Authorised share capital
Authorised share capital (in shares)	1,500,000,000	1,500,000,000	1,500,000,000
Value per share (in ZAR cents per share)	R 0	R 0	R 0
Issued share capital
Issued share capital (in shares)	864,588,711	864,588,711	864,588,711
Value per share (in ZAR cents per share)	R 0	R 0	R 0
Issued share capital	R 6,208.4	R 6,208.4	R 6,208.4
Preference shares
Authorised share capital
Authorised share capital (in shares)	5,000,000	5,000,000	5,000,000
Value per share (in ZAR cents per share)	R 0.10	R 0.10	R 0.10
Authorised share capital value	R 0.5	R 0.5	R 0.5
Issued share capital
Issued share capital (in shares)	5,000,000	5,000,000	5,000,000
Value per share (in ZAR cents per share)	R 0.10	R 0.10	R 0.10
Issued share capital	R 0.5	R 0.5	R 0.5
Treasury shares
Issued share capital
Issued share capital (in shares)	3,896,663	6,612,266	9,474,920
Treasury shares	R (21.0)	R (35.6)	R (51.0)